Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash and cash equivalents	$ 15,246	$ 13,426
Trade and other receivables	6,059	3,364
Other financial assets	230	84
Inventories	4,426	4,101
Assets held for sale	324
Current tax assets	279	366
Other	129	130
Total current assets	26,693	21,471
Non-current assets
Trade and other receivables	337	267
Other financial assets	1,610	2,522
Inventories	1,358	1,221
Property, plant and equipment	73,813	72,362
Intangible assets	1,437	1,574
Investments accounted for using the equity method	1,742	2,585
Deferred tax assets	1,912	3,688
Other	25	43
Total non-current assets	82,234	84,262
Total assets	108,927	105,733
Current liabilities
Trade and other payables	7,027	5,767
Interest bearing liabilities	2,628	5,012
Liabilities directly associated with the assets held for sale	17
Other financial liabilities	130	225
Current tax payable	2,800	913
Provisions	3,696	2,810
Deferred income	105	97
Total current liabilities	16,403	14,824
Non-current liabilities
Trade and other payables		1
Interest bearing liabilities	18,355	22,036
Other financial liabilities	1,146	1,414
Non-current tax payable	120	109
Deferred tax liabilities	3,314	3,779
Provisions	13,799	11,185
Deferred income	185	210
Total non-current liabilities	36,919	38,734
Total liabilities	53,322	53,558
Net assets	55,605	52,175
EQUITY
Treasury shares	(33)	(5)
Reserves	2,350	2,306
Retained earnings	46,779	43,396
Total equity attributable to BHP shareholders	51,264	47,865
Non-controlling interests	4,341	4,310
Total equity	55,605	52,175
BHP Group Limited [member]
EQUITY
Share capital	1,111	1,111
BHP Group Plc [member]
EQUITY
Share capital	$ 1,057	$ 1,057